Financial instruments-Fair values and risk management - Additional information (Details)	Dec. 31, 2022
Debt securities [member] | Risk-adjusted discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs	15.9
Preference Shares Liabilities, Conversion Feature
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs	12
Preference Shares Liabilities, Conversion Feature | Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs	41.03